Consolidated Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net (income) attributable to noncontrolling interests	$ (64)	$ (84)	$ (81)
Investment Management
Net (income) attributable to noncontrolling interests	$ (68)	$ (84)	$ (80)